ATA Creativity Global (“Parent Company”) (Tables) - ATA Creativity Global	12 Months Ended
Dec. 31, 2020
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Cash and cash equivalents	77,996,136	2,486,636	381,094
Prepaid expenses and other current assets	13,154	3,983	610
Subscription receivable	8,530,931	—	—
Loan receivable, net	4,126,502	—	—
Investments in subsidiaries	213,391,690	198,028,805	30,349,242
Total assets	304,058,413	200,519,424	30,730,946
Accrued expenses and other payables	3,918,340	2,114,561	324,071
Total liabilities	3,918,340	2,114,561	324,071
Common shares	4,692,312	4,716,675	722,862
Treasury shares	(27,737,073)	(11,625,924)	(1,781,751)
Additional paid in capital	560,814,066	541,272,503	82,953,640
Accumulated other comprehensive loss	(37,478,167)	(37,424,722)	(5,735,590)
Accumulated deficit	(200,151,065)	(298,533,669)	(45,752,286)
Total shareholders’ equity	300,140,073	198,404,863	30,406,875
Total liabilities and shareholders’ equity	304,058,413	200,519,424	30,730,946

Schedule of Consolidated Income Statement

Condensed Statements of Comprehensive Income (Loss)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Operating expenses	(4,963,891)	(6,928,823)	(10,748,782)	(1,647,323)
Provision for loan receivable	—	(11,843,167)	(3,943,902)	(604,429)
Investment income (loss)	852,782,280	(110,881,674)	(83,753,528)	(12,835,790)
Interest expense	(446)	—	—	—
Interest income	1,306,567	1,391,183	63,613	9,749
Foreign currency exchange gains (losses), net	(284,138)	1	(5)	(1)
Income (loss) before income taxes	848,840,372	(128,262,480)	(98,382,604)	(15,077,794)
Income tax expense	—	—	—	—
Net income (loss)	848,840,372	(128,262,480)	(98,382,604)	(15,077,794)
Other comprehensive income (loss)	(11,437,409)	810,197	53,445	8,191
Comprehensive income (loss)	837,402,963	(127,452,283)	(98,329,159)	(15,069,603)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net cash used in operating activities	(29,996,291)	(4,797,830)	(10,150,979)	(1,555,706)
Cash flows from investing activities:
Cash received from subsidiaries	1,001,941,215	—	3,804,240	583,025
Loan lent to Beijing Biztour	(13,745,856)	—	—	—
Cash lent to subsidiaries	—	—	(72,794,230)	(11,156,204)
Proceeds from disposal of discontinued operations	—	4,894,197	—	—
Net cash provided by (used in) investing activities	988,195,359	4,894,197	(68,989,990)	(10,573,179)
Cash flows from financing activities:
Private placement	—	61,693,192	8,530,931	1,307,422
Repurchase of treasury shares			(4,003,530)	(613,568)
Cash received for exercise of share options	1,433,441	—	—	—
Special cash dividend	(946,611,803)	—	—	—
Net cash provided by (used in) financing activities	(945,178,362)	61,693,192	4,527,401	693,854
Effect of foreign exchange rate changes on cash	568,046	810,196	(895,932)	(137,306)
Net increase(decrease) in cash	13,588,752	62,599,755	(75,509,500)	(11,572,337)
Cash and cash equivalents at beginning of year	1,807,629	15,396,381	77,996,136	11,953,431
Cash and cash equivalents at end of year	15,396,381	77,996,136	2,486,636	381,094